Goodwill & Intangible Assets, Net - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance		$ 7,420	$ 58,298
Impairment of the Goodwill related to the acquisition		(7,420)	(50,878)
Ending balance			7,420
Radiology Services [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance		7,055	7,055
Ending balance			7,055
AI Solutions [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance		365	51,243
Ending balance			365
Nanox AI [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance
Impairment of the Goodwill related to the acquisition		(365)	(50,878)
Ending balance
Nanox AI [Member] | Radiology Services [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance
Impairment of the Goodwill related to the acquisition
Ending balance
Nanox AI [Member] | AI Solutions [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance
Impairment of the Goodwill related to the acquisition		(365)	$ (50,878)
Ending balance
USARAD [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition		(7,055)
USARAD [Member] | Radiology Services [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition		(7,055)
USARAD [Member] | AI Solutions [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition